LEASES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
LEASES
Schedule of other lease related balances

Information about other lease-related balances is as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Lease cost
Operating lease cost	$422	$186	$745	$374
Short‑term lease cost	34	3	45	3
Variable lease cost	46	2	85	12
Total lease cost	$502	$191	$875	$389
Other Information
Operating cash flows used in operating leases	$655	$269	$899	$536
Weighted‑average remaining lease term—operating leases (years)	2.6	3.7	2.6	3.7
Weighted‑average discount rate—operating leases	5.1%	7.6%	5.1%	7.6%

Information about other lease-related balances is as follows (in thousands):

	Years Ended December 31,
	2020	2019
Lease cost
Operating lease cost	$746	$655
Short‑term lease cost	—	32
Variable lease cost	40	40
Total lease cost	$786	$727
Other Information
Operating cash flows from operating leases	$1,073	$951
Weighted‑average remaining lease term—operating leases (years)	3.2	4.2
Weighted‑average discount rate—operating leases	7.6%	7.6%

Schedule of future minimum lease payments

Future minimum lease payments under noncancelable operating leases, including immaterial future minimum lease payments under finance leases, at June 30, 2021, are as follows (in thousands):

Operating Leases
2021 (remaining 6 months)	$1,114
2022	2,258
2023	2,072
2024	700
2025	192
2026	53
Total lease payments	6,389
Less amount representing interest	(447)
Total lease liability	5,942
Less current portion of lease liability	(1,983)
Lease liability, net of current portion	$3,959

Future minimum lease payments under noncancelable operating leases at December 31, 2020, are as follows (in thousands):

2021	$1,071
2022	1,069
2023	1,028
2024	258
2025	—
Total lease payments	3,426
Less amount representing interest	(401)
Total lease liability	3,025
Less current portion of lease liability	(868)
Lease liability, net of current portion	$2,157